Funds from securities issued (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securitization of the future flow of payment orders received from abroad
Balance	R$ 3,130,111	R$ 2,606,322
Date of Issue: 12.19.2008 | Maturity: 2.20.2019
Securitization of the future flow of payment orders received from abroad
Balance	84	348,524
Date of Issue: 12.17.2009 | Maturity: 2.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	29,635	49,594
Date of Issue: 11.16.2011 | Maturity: 11.20.2018
Securitization of the future flow of payment orders received from abroad
Balance	0	26,068
Date of Issue: 11.16.2011 | Maturity: 11.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	124,949	139,678
Date of Issue: 12.23.2015 | Maturity: 11.21.2022
Securitization of the future flow of payment orders received from abroad
Balance	318,115	330,311
Date of Issue: 12.23.2015 | Maturity: 11.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	246,995	318,934
Date of Issue: 2.02.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	713,740	871,260
Date of Issue: 3.30.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	423,304	521,953
Date of Issue: 5.12.2018 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	1,273,289	R$ 0
Nominal amount
Securitization of the future flow of payment orders received from abroad
Balance	4,805,385
Nominal amount | Date of Issue: 12.19.2008 | Maturity: 2.20.2019
Securitization of the future flow of payment orders received from abroad
Balance	1,168,500
Nominal amount | Date of Issue: 12.17.2009 | Maturity: 2.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	89,115
Nominal amount | Date of Issue: 11.16.2011 | Maturity: 11.20.2018
Securitization of the future flow of payment orders received from abroad
Balance	88,860
Nominal amount | Date of Issue: 11.16.2011 | Maturity: 11.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	133,290
Nominal amount | Date of Issue: 12.23.2015 | Maturity: 11.21.2022
Securitization of the future flow of payment orders received from abroad
Balance	390,480
Nominal amount | Date of Issue: 12.23.2015 | Maturity: 11.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	390,480
Nominal amount | Date of Issue: 2.02.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	889,725
Nominal amount | Date of Issue: 3.30.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	533,835
Nominal amount | Date of Issue: 5.12.2018 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	R$ 1,121,100